8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Risk-free interest rate	n/a	n/a	1.09%
Expected life	n/a	n/a	2 years
Expected volatility	n/a	n/a	120.96%
Expected dividend yield	n/a	n/a	nil